Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
11.	Commitments and Contingencies

a)	On November 13, 2006, the Partnership’s shuttle tanker, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Partnership. The Navion Hispania and the Njord Bravo both incurred damage as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL) and Teekay Navion Offshore Loading Pte Ltd. (or TNOL), subsidiaries of the Partnership, and Teekay Shipping Norway AS (or TSN), a subsidiary of Teekay Corporation, were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo), several other insurance underwriters and various licensees in the Njord field. The Plaintiffs sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $35.1 million).

In December 2011, the Stavanger District Court ruling in the first instance found that NOL was liable for damages except for damages related to certain indirect or consequential losses. The court also found that Statoil ASA was liable to NOL for the same amount of damages to NOL. As a result of this ruling, as at December 31, 2012, the Partnership reported a liability in the total amount of NOK 76,000,000 (approximately $12.5 million) to the Plaintiffs and a corresponding receivable from Statoil ASA recorded in other long-term liabilities and other assets, respectively.

The Plaintiffs appealed the decision and the appellate court in June 2013 held that NOL, TNOL and TSN are jointly and severally responsible towards the Plaintiffs for all the losses as a result of the collision, plus interests accrued on the amount of damages. In addition, Statoil ASA was held not to be under an obligation to indemnify NOL, TNOL and TSN for the losses. NOL, TNOL and TSN were also held liable for legal costs associated with court proceedings. As a result of this recent judgment, as at June 30, 2013, the Partnership has recognized a liability in the amount of NOK 213,000,000 in respect of damages, NOK 66,000,000 in respect of interest and NOK 11,000,000 in respect of legal costs, totaling NOK 290,000,000 (approximately $47.8 million), to the Plaintiffs recorded in accrued liabilities. The receivable from Statoil ASA previously recorded in other assets has been reversed in the second quarter of 2013. The judgment rendered deals with liability only and the ultimate amount of damages may be reduced compared to the NOK 213,000,000 claimed by the Plaintiffs.

The Partnership and Teekay Corporation maintain protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. These insurance policies are expected to cover the costs related to this incident, including any costs not indemnified by Statoil, and thus a receivable of NOK 290,000,000 (approximately $47.8 million) has been recorded as of June 30, 2013 in accounts receivable, which equals the total cost of the claim. In addition, Teekay Corporation has agreed to indemnify the Partnership for any losses it may incur in connection with this incident.

b)	During 2010, an unrelated party contributed a shuttle tanker to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2013.

c)	In June 2011, the Partnership entered into a new long-term contract with a subsidiary of BG Group plc (or BG) to provide shuttle tanker services in Brazil. The contract with BG will be serviced by four newbuilding shuttle tankers (or the BG Shuttle Tankers) constructed by Samsung Heavy Industries in South Korea for an estimated total cost of approximately $446 million (excluding capitalized interest and miscellaneous construction costs). As at June 30, 2013, payments made towards these commitments totaled $301.0 million and the remaining payments required to be made under these newbuilding contracts are $145.0 million (remainder of 2013). In May 2013, the Partnership took delivery of the Samba Spirit, the first of the four BG Shuttle Tankers, which commenced its 10-year time charter contract with BG in late June 2013. In June 2013, the Partnership took delivery of the Lambada Spirit, the second of the four BG Shuttle Tankers, which will commence its 10-year time-charter contract with BG in August 2013. The remaining two newbuildings, which recently received financing commitments through ten-year senior secured debt financing, are expected to be delivered in September 2013 and November 2013, shortly after which they will commence operations under 10-year time-charter contracts. The contracts with BG also include certain extension options and vessel purchase options exercisable by the charterer.

d)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. As a result, on October 1, 2012, the Partnership paid an additional $5.9 million to Teekay Corporation (see note 3a).

e)	In November 2012, the Partnership agreed to acquire a 2010-built HiLoad Dynamic Positioning (or DP) unit from Remora AS (or Remora), a Norway-based offshore marine technology company, for a total purchase price of approximately $55 million, including modification costs. The acquisition of the HiLoad DP unit, which will operate under a ten-year time-charter contract with Petroleo Brasileiro SA in Brazil, was completed in August 2013 and the unit is expected to commence operating at its full time-charter rate in early 2014 once modifications, delivery of the DP unit to Brazil, and operational testing have been completed. Under the terms of an agreement between Remora and the Partnership, the Partnership has the right of first refusal to acquire any future HiLoad projects developed by Remora.

f)	In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit converted from the 1995-built shuttle tanker, the Randgrid, which the Partnership currently owns through a 67% owned subsidiary and will acquire full ownership of the vessel prior to its conversion. The FSO conversion project is expected to cost approximately $260 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization costs, and the cost of acquiring the remaining 33% ownership interest in the Randgrid shuttle tanker. Following scheduled completion in early 2017, the newly converted FSO unit will commence operations under a three-year firm period time-charter contract to Statoil, which includes 12 additional one-year extension options.

g)	In May 2013, the Partnership finalized a ten-year charter contract, plus extension options, with Salamander Energy plc (or Salamander) to supply a FSO unit in Asia. The Partnership intends to convert its 1993-built shuttle tanker, the Navion Clipper, into an FSO unit for an estimated fully built-up cost of approximately $50 million. As at June 30, 2013, payments made towards this commitment totaled $8.2 million. The unit is expected to commence its contract with Salamander in the third quarter of 2014.